Business combinations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2018	May 28, 2018	Feb. 15, 2018
Disclosure of detailed information about business combination [line items]
Lease obligations	$ (108,189)	$ (15,807)
Gain on business combination	128,208	$ 0
Southeast Saskatchewan and Southwest Manitoba [Member]
Disclosure of detailed information about business combination [line items]
Cash paid to vendor					$ 53,288
Total consideration					53,288
Capital assets					67,549
Deferred tax assets					26,914
Acquired working capital					1,577
Long-term debt					(38,300)
Asset retirement obligations					(4,452)
Net assets acquired					$ 53,288
Spartan Energy Corp [Member]
Disclosure of detailed information about business combination [line items]
Shares issued for acquisition				$ 1,235,221
Total consideration				1,235,221
Capital assets				1,401,686
Deferred tax assets				123,813
Long-term debt				(150,196)
Asset retirement obligations				(92,149)
Lease obligations				(25,455)
Assumed working capital deficit				(22,478)
Net assets acquired				$ 1,235,221
Wyoming [Member]
Disclosure of detailed information about business combination [line items]
Cash paid to vendor			$ 189,014
Total consideration			189,014
Capital assets			284,333
Deferred tax liability			(19,019)
Asset retirement obligations			(4,821)
Assumed working capital deficit			(2,651)
Net assets acquired			257,842
Gain on business combination	(68,828)
Total net assets acquired, net of gain on business combination			$ 189,014
Shell E&P Ireland Limited [Member]
Disclosure of detailed information about business combination [line items]
Cash paid to vendor	40,805
Cash acquired	(82,116)
Contingent consideration	290
Total consideration	(41,021)
Capital assets	53,368
Deferred tax assets	4,239
Asset retirement obligations	(1,565)
Lease obligations	(2,234)
Assumed working capital deficit	(35,449)
Net assets acquired	18,359
Gain on business combination	(59,380)
Total net assets acquired, net of gain on business combination	$ (41,021)